UNIT-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 shares $ / shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 6	$ 8	$ 12	$ 11
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Expiration period			10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement	529,053		529,053		797,674	529,053	797,674
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 19.50		$ 19.50		$ 19.53
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement	503,691		503,691		393,980	503,691	393,980
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares						$ 25.38	$ 25.59
Restricted Stock Units (RSUs) | Restricted BPR Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,928,228
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares			$ 18.85
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,896,394		1,156,114
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares			$ 18.75		$ 18.87
Restricted Stock Units (RSUs) | GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement	175,799		175,799		237,881	175,799	237,881
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 25.66		$ 25.66		$ 25.39
Restricted Stock Units (RSUs) | AO LTIP Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement	1,096,033		1,096,033		1,657,948	1,096,033	1,657,948
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 22.53		$ 22.53		$ 22.51
Deferred Share Units | Brookfield Office Properties (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,628,482		1,628,482		1,514,124	1,628,482	1,514,124